Ordinary Shares and Equity Incentive Plan - Share-based Compensation Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total share-based compensation expense	$ 33,358	$ 7,945	$ 11,237
Cost of revenue
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total share-based compensation expense	216	38	12
Research and development
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total share-based compensation expense	4,246	3,621	465
Sales and marketing
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total share-based compensation expense	10,710	2,814	5,534
General and administrative
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total share-based compensation expense	$ 18,186	$ 1,472	$ 5,226